Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Property, Plant and Equipment

The components of property, plant and equipment are recorded at cost and included the following as of:

	March 31, 2013	December 31, 2012
Land	$260	$260
Buildings and improvements	3,873	3,882
Office furniture and equipment	2,349	2,172
Tooling and equipment	5,582	5,505
Transportation equipment	202	223
Construction in progress	1,271	594

Property, plant and equipment, at cost	13,537	12,636
Accumulated depreciation	(5,709)	(5,491)

Property, plant and equipment, net	$7,828	$7,145

The components of property, plant and equipment as of December 31, were as follows:

	2012	2011
Land	$260	$260
Building and improvements	3,882	1,975
Office furniture and equipment	2,172	2,899
Tooling and equipment	5,505	3,775
Transportation equipment	223	223
Construction in progress	594	607

Property, plant and equipment, at cost	12,636	9,739
Accumulated depreciation	(5,491)	(6,128)

Property, plant and equipment, net	$7,145	$3,611

Estimated Useful Lives by Major Asset Category

Estimated useful lives by major asset category are as follows:

Life (in years)
Buildings	39
Leasehold improvements	8 – 10
Office furniture and equipment	8
Tooling and equipment	3 – 8
Transportation equipment	5